Leases - Summary of Other Information Related to Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases (in thousands)	$ 147	$ 91	$ 291	$ 130	$ 417
Right-of-use assets obtained in exchange for lease obligations:
Operating leases (in thousands)		$ 2,980		$ 2,980	$ 2,980
Weighted Average Remaining Lease Term
Operating leases	8 years		8 years		8 years 3 months 18 days
Weighted Average Discount Rate
Operating leases	8.00%		8.00%		8.00%